Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPFRATING ACTIVITIES:
Net loss	$ (3,501,518)	$ (1,655,903)	$ (1,386,515)
Adjustments to reconcile net loss to cash (used in) operating activities:
Depreciation and amortization	693,531	303,269	259,122
Bad debt written-off		105,204
Options issued for equity compensation plan	667,016
Change in operating assets and liabilities
Accounts receivable	1,119,804	(697,873)	(199,392)
Inventories	(586,551)	535,182	(712,854)
Prepayments	(1,412,318)	(180,974)	(140,151)
Deposits	(71,188)	2,525	13
Other receivables	20,627	268,621	(134,161)
Accounts payable	(67,945)	(1,631,595)	530,221
Advance from customers	(6,364)	(216,269)	222,633
Other payables and accruals	(50,253)	(960,292)	545,903
Taxes payable	31,972
Operating lease liabilities		(42,771)	(23,786)
Net cash (used in) operating activities	(3,163,187)	(4,170,876)	(1,038,967)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,360,274)	(4,181,724)	(9,758)
Net cash (used in) investing activities	(1,360,274)	(4,181,724)	(9,758)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares in IPO		18,048,369
Payments of principal finance lease		(8,391)	(32,954)
Proceeds from shareholder contribution			717,949
Proceeds from short-term loan		1,964,072
Repayments of short-term loan		(1,964,072)
Proceeds from bank borrowings			191,339
Repayments of bank borrowings	(154,976)	(642,176)
Net cash (used in) provided by financing activities	(154,976)	17,397,802	876,334
EFFECT OF EXCHANGE RATE ON CASH	(3,484)	(10,680)	1,080
NET (DECREASE) INCREASE IN CASH	(4,681,921)	9,034,522	(171,311)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	9,165,651	131,129	302,440
CASH AND CASH EQUIVALENTS AT END OF YEAR	4,483,730	9,165,651	131,129
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	18,859	208,565	49,688
Cash paid for income taxes	$ 125,067